INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of Composition of Intangible Assets with Useful Life (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	S/ 2,566,796	S/ 2,427,017
Ending balance	3,511,536	2,566,796	S/ 2,427,017
Depreciation and amortization	746,243	570,830	511,174
Impact of Initial Application of IFRS 17 | Insurance Contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation and amortization	564,800	420,900	386,100
Impact of Initial Application of IFRS 17 | Reinsurance contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation and amortization	50,000	62,000	50,500
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,426,437	5,861,379	5,167,235
Additions	983,971	801,290	828,803
Acquisition of business	708,607	0	16,642
Transfers	0	0	0
Disposals and others	(210,396)	(236,232)	(151,301)
Ending balance	7,908,619	6,426,437	5,861,379
Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,859,641	3,434,362	3,040,019
Amortization of the period	614,772	482,894	436,584
Disposals and others	(77,330)	(57,615)	(42,241)
Ending balance	4,397,083	3,859,641	S/ 3,434,362
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39,545
Ending balance	316,942	39,545
Client relationships | Pacifico S.A. Entidad Prestadora de Salud
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	77,642	0
Client relationships | Laboratorios ROE S.A
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	63,708	0
Client relationships | Clínica San Felipe S.A.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	31,350	0
Client relationships | Centro Médico Odontológico Americano S.A.C
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	21,633	0
Client relationships | Clínica Sanchez Ferrer S.A
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	21,450	0
Client relationships | Oncocare S.A.C
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	17,692	0
Client relationships | La esperanza del Perú S. A
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	14,575	0
Client relationships | Clínica Belén
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	12,283	0
Client relationships | Clínica del Sur
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	11,550	0
Client relationships | Credicorp Capital Holding Chile - Inversiones IMT
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,892
Ending balance	9,626	10,892
Client relationships | Prosemedic S.A.C
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	9,167	0
Client relationships | Prima AFP – AFP Unión Vida
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	20,813
Ending balance	8,567	20,813
Client relationships | Clínica el Golf
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	7,517	0
Client relationships | Ultraserfinco S.A
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,049
Ending balance	3,950	5,049
Client relationships | Tenpo Bank
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	3,203	0
Client relationships | Doctor + S.A.C
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	1,283	0
Client relationships | Compañía Incubadora de Soluciones Móviles S.A.- Culqi
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,467
Ending balance	1,000	1,467
Client relationships | Tenpo SpA
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,011
Ending balance	746	1,011
Client relationships | Joinnus
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	313
Ending balance	0	313
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	372,009
Additions	0
Acquisition of business	293,800
Transfers	0
Disposals and others	(22,869)
Ending balance	642,940	372,009
Client relationships | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	332,464
Amortization of the period	16,152
Disposals and others	(22,618)
Ending balance	325,998	332,464
Brand names
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	102,655
Ending balance	458,792	102,655
Brand names | Clínica San Felipe S.A.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	48,100	0
Brand names | Clínica Sanchez Ferrer S.A
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	12,800	0
Brand names | Clínica Belén
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	14,100	0
Brand names | Clínica del Sur
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	10,300	0
Brand names | Clínica el Golf
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	22,300	0
Brand names | Joinnus
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,155
Ending balance	2,809	3,155
Brand names | ROE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	111,100	0
Brand names | Mibanco
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	99,437
Ending balance	90,612	99,437
Brand names | Clinica San Borja
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	39,000	0
Brand names | Sanna
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	23,271	0
Brand names | Doctor Más
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	20,700	0
Brand names | ACML
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	20,400	0
Brand names | Aliada
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	20,100	0
Brand names | COA
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	13,800	0
Brand names | PMD
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	9,400	0
Brand names | Culqi
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	63
Ending balance	0	63
Brand names | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	175,321
Additions	0
Acquisition of business	365,372
Transfers	0
Disposals and others	0
Ending balance	540,693	175,321
Brand names | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	72,666
Amortization of the period	9,235
Disposals and others	0
Ending balance	81,901	72,666
Fund manager contract
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	51,379
Ending balance	48,722	51,379
Fund manager contract | Credicorp Capital Holding Chile - Inversiones IMT
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	26,071
Ending balance	21,532	26,071
Fund manager contract | Credicorp Capital Colombia S.A.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	23,183
Ending balance	25,113	23,183
Fund manager contract | Ultrasefinco S.A.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,125
Ending balance	2,077	2,125
Fund manager contract | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	69,541
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	999
Ending balance	70,540	69,541
Fund manager contract | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	18,162
Amortization of the period	3,656
Disposals and others	0
Ending balance	21,818	18,162
Relationships with holders
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	0
Relationships with holders | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	21,100	21,100
Relationships with holders | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Amortization of the period	0
Disposals and others	0
Ending balance	21,100	21,100
Software, Prepaid service contract and others
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	2,019,962
Software, Prepaid service contract and others | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,179,719
Additions	556,945
Acquisition of business	32,707
Transfers	277,464
Disposals and others	(80,607)
Ending balance	5,966,228	5,179,719
Software, Prepaid service contract and others | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,415,249
Amortization of the period	585,729
Disposals and others	(54,712)
Ending balance	3,946,266	3,415,249
Intangible in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	667,118
Intangible in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	608,747
Additions	427,026
Acquisition of business	16,728
Transfers	(277,464)
Disposals and others	(107,919)
Ending balance	667,118	608,747
Intangible in progress | Accumulated amortization -
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Amortization of the period	0
Disposals and others	0
Ending balance	S/ 0	S/ 0